SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 12:-        SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2012 and 2013: Revenues:

	Year ended December 31,
	2011	2012	2013

North America	$16,354	$26,280	$43,713
Europe	4,424	9,073	19,413
Latin America	1,561	4,260	8,909
Asia and others	2,261	4,063	8,438

	$24,600	$43,676	$80,473

Long-lived assets:

	December 31,
	2012	2013

North America	$194	$307
Europe	-	12
Latin America	-	-
Asia and others	2,088	3,912

	$2,282	$4,231